Consolidated Statement of Comprehensive Income/Loss (-) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statement of Comprehensive Income/Loss
Net income/loss (-)	€ (103,231)	€ (305,436)	€ 149,845
Items that will not be reclassified subsequently to profit or loss:
Re-measurement of defined benefit obligation	730	(6,065)	(4,107)
Items that may be reclassified subsequently to profit or loss:
Translation differences, arisen from translating foreign activities	736	(1,024)	415
Realization of translation differences upon sale/liquidation of foreign operations	731	(1,023)
Other comprehensive income / loss (-), net of income tax	2,197	(8,112)	(3,692)
Total comprehensive income / loss (-) attributable to:
Owners of the parent	(101,034)	(313,548)	146,154
Total comprehensive income / loss (-) attributable to owners of the parent arises from:
Continuing operations	(123,956)	(318,841)	145,050
Discontinued operations	€ 22,922	€ 5,293	€ 1,104